SEGMENT REPORTING - Reconciliation Of Consolidated Adjusted Gross Profit To Consolidated Net Loss Before And After Income Taxes (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 13, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Adjusted gross profit		$ 194,717	$ 203,553	$ 150,415
Amortization of the fair value of the related party liability		0	(2,260)	(4,058)
Discontinued product write-off		494	2,864	0
Amortization of the inventory fair value adjustment		0	0	1,691
Amortization impact of intangible assets		11,205	11,205	11,205
Selling, general and administrative		247,984	245,297	223,508
Loss on impairment of goodwill		152,018	5,031	0
Interest expense, net		(25,094)	(17,155)	(18,906)
Loss on extinguishment of debt		24,398	0	0
Gain on sale of trademark	$ (5,700)	(5,679)	0	0
Loss on acquisition		(6,233)	0	0
Change in fair value of derivative warrant liabilities		3,695	23,627	(10,337)
Change in contingent consideration liabilities		861	0	0
Other (income) expense, net		(229)	(3,574)	1,769
Loss before income taxes		$ (262,245)	$ (48,538)	$ (112,943)